Other gains and losses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Other gains and losses

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Foreign exchange (losses) gains, net	(355,255)	(89,152)	448,097
Reimbursement of ADSs service charge	2,101	2,284	2,412
Gain (loss) on valuation of financial assets at fair value through profit or loss	24,015	15,262	(69,404)
Compensation income	—	1,524	174
Others	5,872	4,253	5,288
	(323,267)	(65,829)	386,567